Bank Owned Life Insurance And Annuities (Tables)	12 Months Ended
Dec. 31, 2012
Bank Owned Life Insurance and Annuities [Abstract]
Summary of Changes in Cash Value of BOLI and Annuities [Table Text Block]

	Life Insurance	Deferred Annuities	Payout Annuities	Total
Balance as of December 31, 2010	$13,222	$300	$46	$13,568
Earnings	440	13	1	454
Premiums on existing policies	56	14	-	70
Annuity payments received	-	-	(23)	(23)
Balance as of December 31, 2011	13,718	327	24	14,069
Earnings	409	13	1	423
Premiums on existing policies	56	14	-	70
Annuity payments received	-	-	(13)	(13)
Net proceeds from life insurance claim	(147)	-	-	(147)
Balance as of December 31, 2012	$14,036	$354	$12	$14,402